Offerings	Jan. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Units, each unit consisting of (i) one share of common stock, par value $0.001 per share ("Common Stock") and (ii) one warrant to purchase one share of Common Stock ("Series C Common Warrant")
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.22
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (2) Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover an indeterminate number of shares of Common Stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. (3) Includes the price of additional shares of Common Stock and Series C Common Warrants that may be issued upon exercise of the over-allotment option granted to the underwriters to cover over-allotments, if any. (4) The proposed maximum aggregate offering price of the Class A Units will be reduced on a dollar-for-dollar basis based on the offering price of any Class B Units issued in the offering, and the proposed maximum aggregate offering price of the Class B Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Class A Units and Class B Units (including the Common Stock issuable upon exercise of the Pre-Funded Warrants contained in the Class B Units), if any, is $17,250,000.00.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Units, each unit consisting of (i) one pre-funded warrant to purchase one share of Common Stock ("Pre-Funded Warrant") and (ii) one Series C Common Warrant
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnotes 1,2,3 and 4
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock included in the Class A Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnotes 1,2,3 and 4
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series C Common Warrants included in the Class A and Class B Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnotes 1,2,3 and 4
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants included in the Class B Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Footnotes 1,2,3 and 4
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Pre-Funded Warrants and Series C Common Warrants
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.22
Offering Note	See Footnotes 1,2,3 and 4